Share Capital (Outstanding Common Shares) (Details) - shares shares in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Issued and outstanding common shares
Issued common shares (in shares)	711.6	714.1	727.3
Common shares in Share Trusts (in shares)	(1.3)	(1.8)	(2.0)
Outstanding common shares (in shares)	710.3	712.3	725.3